CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net loss	$ (26,903)	$ (19,541)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	4,740	4,843
Credit losses on accounts receivable	744	311
Accretion of marketable securities	(5,317)	(1,490)
Operating lease right-of-use asset amortization	1,371	1,518
Stock-based compensation expense	15,150	12,497
Impairment	0	130
Other operating activity	(389)	647
Changes in assets and liabilities:
Accounts receivable	(6,402)	(5,615)
Inventory	(6,845)	(3,700)
Prepaid expenses and other current assets	(168)	(2,829)
Other non-current assets	(479)	(702)
Accounts payable	588	948
Accrued compensation and benefits, accrued expenses, and other current liabilities	(3,166)	1,229
Deferred revenue	(826)	894
Operating lease liabilities	(2,971)	(1,690)
Other non-current liabilities	11	(107)
Net cash used in operating activities	(30,862)	(12,657)
Cash flows from investing activities:
Purchases of marketable securities	(270,972)	(125,200)
Proceeds from maturities of marketable securities	159,279	0
Purchases of property and equipment	(2,956)	(1,878)
Net cash used in investing activities	(114,649)	(127,078)
Cash flows from financing activities:
Proceeds from common stock issued under stock plans	2,999	2,632
Payments for employee taxes withheld on stock-based compensation awards	(2,584)	(142)
Net cash provided by financing activities	415	2,490
Net decrease in cash, cash equivalents, and restricted cash	(145,096)	(137,245)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	18	(229)
Cash, cash equivalents, and restricted cash at beginning of period	177,026	341,337
Cash, cash equivalents, and restricted cash at end of period	31,948	203,863
Supplemental disclosure of cash flow information:
Cash paid for taxes	703	719
Shares received as consideration under product sales agreement	0	775
Purchases of property and equipment in accounts payable and accrued expenses	$ 782	$ 0